UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.4%
	AUSTRALIA – 8.6%
172,000	Newcrest Mining Ltd.	$2,779,520
860,000	Telstra Corp. Ltd.	2,820,800
		5,600,320
	BRAZIL – 10.3%
370,000	Ambev S.A. - ADR	2,249,600
839,856	Cia Energetica de Minas Gerais - ADR	2,259,213
151,200	Telefonica Brasil S.A. - ADR	2,249,856
		6,758,669
	CANADA – 14.3%
144,200	Barrick Gold Corp.	2,438,422
184,700	Goldcorp, Inc.	2,425,111
125,000	Potash Corp. of Saskatchewan, Inc.	2,237,500
870,708	Yamana Gold, Inc.	2,263,841
		9,364,874
	DENMARK – 5.8%
89,300	Novo Nordisk A/S - ADR	3,786,320

	FRANCE – 3.0%
26,580	Danone S.A.	1,985,240

	GERMANY – 3.8%
19,500	Bayer A.G.	2,473,571

	HONG KONG – 3.0%
183,500	China Mobile Ltd.	1,967,548

	NETHERLANDS – 2.8%
65,332	Royal Dutch Shell PLC - A Shares	1,849,668

	NEW ZEALAND – 4.0%
304,920	SKY Network Television Ltd.	757,949
670,410	Spark New Zealand Ltd.	1,887,983
		2,645,932
	NORWAY – 2.7%
94,870	Statoil ASA	1,778,458

	SINGAPORE – 2.8%
620,700	Singapore Telecommunications Ltd.	1,818,314

	SWITZERLAND – 7.7%
22,000	Nestle S.A.	1,858,738
28,150	Novartis A.G. - ADR	2,398,380
25,500	Roche Holding A.G. - ADR	808,427
		5,065,545
	TURKEY – 3.4%
243,054	Turkcell Iletisim Hizmetleri AS - ADR	2,236,097

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM – 13.1%
36,314	British American Tobacco PLC - ADR	$2,270,351
50,900	GlaxoSmithKline PLC - ADR	2,062,468
33,003	Unilever N.V.	1,919,785
783,470	Vodafone Group PLC	2,294,898
		8,547,502
	UNITED STATES – 7.1%
66,500	Newmont Mining Corp.	2,471,805
18,395	Philip Morris International, Inc.	2,146,880
		4,618,685
	TOTAL COMMON STOCKS (Cost $60,407,044)	60,496,743

Principal Amount

	SHORT-TERM INVESTMENTS – 9.3%
$6,110,886	UMB Money Market Fiduciary, 0.010%[1]	6,110,886

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,110,886)	6,110,886

	TOTAL INVESTMENTS – 101.7% (Cost $66,517,930)	66,607,629
	Liabilities in Excess of Other Assets – (1.7)%	(1,129,437)

	TOTAL NET ASSETS – 100.0%	$65,478,192

ADR – American Depositary Receipt
PLC – Public Limited Company

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 0.0%
	UNITED STATES – 0.0%
9,835	Hycroft Mining Corp.*	$—

	TOTAL COMMON STOCKS (Cost $1,585,230)	—

Principal Amount

	FIXED INCOME SECURITIES – 90.4%
	AUSTRALIA – 11.7%
$1,200,000	Australia Government Bond 3.250%, 6/21/2039	949,052
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	846,129
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[1]	1,098,916
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	914,720
1,500,000	5.750%, 7/22/2024	1,428,041
		5,236,858
	BRAZIL – 1.6%
	Brazilian Government International Bond
1,000,000	12.500%, 1/5/2022	366,791
1,000,000	10.250%, 1/10/2028	345,645
		712,436
	CANADA – 7.6%
	Canadian Government Bond
2,000,000	2.500%, 6/1/2024	1,668,944
1,000,000	1.500%, 6/1/2026	769,033
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	369,555
750,000	Province of Ontario Canada 1.900%, 9/8/2017	602,172
		3,409,704
	CHILE – 2.7%
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,216,421

	COLOMBIA – 1.1%
1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	486,379

	GERMANY – 4.4%
14,500,000	KFW 5.000%, 5/22/2019	1,977,721

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	MALAYSIA – 5.3%
$10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	$2,373,717

	MEXICO – 4.8%
15,000,000	America Movil S.A.B. de C.V. 6.000%, 6/9/2019	820,107
26,000,000	Coca-Cola Femsa S.A.B. de C.V. 5.460%, 5/12/2023	1,303,614
		2,123,721
	NEW ZEALAND – 9.8%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,588,584
	New Zealand Government Bond
2,100,000	3.000%, 9/20/2030	1,831,452
1,000,000	3.500%, 4/14/2033	764,156
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	193,249
		4,377,441
	NORWAY – 1.4%
5,000,000	Marine Harvest A.S.A. 4.360%, 3/12/2018[2,3]	642,257

	PERU – 5.0%
6,500,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,229,814

	PHILIPPINES – 2.7%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,198,923

	POLAND – 3.9%
3,000,000	Poland Government Bond 1.810%, 1/25/2018[3]	836,476
3,300,000	Republic of Poland Government Bond 1.750%, 7/25/2021	892,041
		1,728,517
	SINGAPORE – 5.0%
2,000,000	Genting Singapore PLC 5.125%, 3/29/2049[2,3]	1,480,196
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[2,3]	758,073
		2,238,269

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	SOUTH KOREA – 3.0%
$1,750,000	Korea Development Bank 5.250%, 4/3/2018	$1,334,255

	SWEDEN – 2.1%
4,000,000	Magnolia Bostad A.B. 6.250%, 4/28/2020[2,3]	502,861
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[2,3]	436,737
		939,598
	SWITZERLAND – 4.8%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	2,143,976

	UNITED KINGDOM – 8.7%
28,000,000,000	European Bank for Reconstruction & Development 7.375%, 4/15/2019	2,140,722
500,000	GlaxoSmithKline Capital PLC 4.250%, 12/18/2045	854,301
500,000	United Kingdom Gilt 4.250%, 6/7/2032	891,015
		3,886,038
	UNITED STATES – 4.8%
54,000,000	International Finance Corp. 8.250%, 6/10/2021	908,339
1,000,000	Newmont Mining Corp. 6.250%, 10/1/2039	1,259,905
		2,168,244
	TOTAL FIXED INCOME SECURITIES (Cost $44,155,067)	40,424,289

	SHORT-TERM INVESTMENTS – 9.8%
4,378,787	UMB Money Market Fiduciary, 0.010%[4]	4,378,787

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,378,787)	4,378,787

	TOTAL INVESTMENTS – 100.2% (Cost $50,119,084)	44,803,076
	Liabilities in Excess of Other Assets – (0.2)%	(77,899)

	TOTAL NET ASSETS – 100.0%	$44,725,177

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

PLC – Public Limited Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,098,916.

[2]	Callable.
[3]	Variable, floating or step rate security.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.5%
	AUSTRALIA – 3.8%
757,000	Telstra Corp. Ltd.	$2,482,960

	BRAZIL – 9.9%
350,651	Ambev S.A. - ADR	2,131,958
818,400	Cia Energetica de Minas Gerais - ADR	2,201,496
142,200	Telefonica Brasil S.A. - ADR	2,115,936
		6,449,390
	CANADA – 4.7%
43,650	BCE, Inc.	2,048,763
91,047	Freehold Royalties Ltd.	1,038,409
		3,087,172
	DENMARK – 4.0%
61,000	Novo Nordisk A/S - ADR	2,586,400

	FRANCE – 10.0%
22,700	Danone S.A.	1,695,446
165,200	Engie S.A.	2,660,762
41,780	TOTAL S.A. - ADR	2,116,993
		6,473,201
	GERMANY – 3.0%
15,500	Bayer A.G.	1,966,171

	HONG KONG – 3.1%
187,000	China Mobile Ltd.	2,005,076

	NETHERLANDS – 3.0%
34,080	Royal Dutch Shell PLC - Class A - ADR	1,926,542

	NEW ZEALAND – 7.7%
1,849,000	Kiwi Property Group Ltd.	1,902,321
424,922	SKY Network Television Ltd.	1,056,242
728,000	Spark New Zealand Ltd.	2,050,165
		5,008,728
	NORWAY – 6.9%
104,100	Statoil A.S.A. - ADR	1,952,916
126,900	Telenor A.S.A.	2,538,678
		4,491,594
	SINGAPORE – 6.3%
696,000	Singapore Telecommunications Ltd.	2,038,902
3,612,961	Starhill Global REIT - REIT	2,079,479
		4,118,381
	SWEDEN – 3.7%
251,000	Betsson A.B.	2,414,000

	SWITZERLAND – 6.1%
24,296	Novartis A.G. - ADR	2,070,019

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
59,481	Roche Holding A.G. - ADR	$1,885,726
		3,955,745
	TURKEY – 3.5%
249,058	Turkcell Iletisim Hizmetleri AS - ADR	2,291,334

	UNITED KINGDOM – 12.2%
36,100	British American Tobacco PLC - ADR	2,256,972
47,200	GlaxoSmithKline PLC - ADR	1,912,544
35,450	Unilever N.V.	2,062,126
584,109	Vodafone Group PLC	1,710,941
		7,942,583
	UNITED STATES – 5.6%
51,950	Newmont Mining Corp.	1,930,981
14,650	Philip Morris International, Inc.	1,709,802
		3,640,783
	TOTAL COMMON STOCKS (Cost $62,110,712)	60,840,060

Principal Amount

	SHORT-TERM INVESTMENTS – 6.9%
$4,511,232	UMB Money Market Fiduciary, 0.010%[1]	4,511,232

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,511,232)	4,511,232

	TOTAL INVESTMENTS – 100.4% (Cost $66,621,944)	65,351,292
	Liabilities in Excess of Other Assets – (0.4)%	(289,534)

	TOTAL NET ASSETS – 100.0%	$65,061,758

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.9%
	BRAZIL – 2.0%
145,300	Instituto Hermes Pardini S.A.	$1,318,622

	CHILE – 1.2%
215,000	Forus S.A.	774,217

	CHINA – 9.7%
2,700,000	China Forestry Holdings Co., Ltd.*3,4	—
380,000	Haitian International Holdings Ltd.	1,088,601
1,000,000	Nexteer Automotive Group Ltd.	1,722,871
350,000	Techtronic Industries Co., Ltd.	1,555,154
600,000	Vitasoy International Holdings Ltd.	1,282,178
902,000	Xiabuxiabu Catering Management China Holdings Co., Ltd.[1]	903,062
		6,551,866
	INDIA – 28.5%
37,600	AIA Engineering Ltd.	850,042
66,000	Amara Raja Batteries Ltd.	858,246
193,059	CCL Products India Ltd.	853,188
493,900	City Union Bank Ltd.	1,358,181
60,000	Care Ratings Ltd.	1,514,592
230,000	Essel Propack Ltd.	882,694
240,000	Jyothy Laboratories Ltd.	1,386,851
186,000	LIC Housing Finance Ltd.	2,000,865
51,000	Multi Commodity Exchange of India Ltd.	890,306
70,000	Natco Pharma Ltd.	1,061,584
80,000	PI Industries Ltd.	953,331
129,400	SH Kelkar & Co., Ltd.*1	533,830
600,000	Sterlite Technologies Ltd.	1,977,710
187,848	Syngene International Ltd.[1]	1,388,744
335,500	Triveni Turbine Ltd.	746,034
280,000	Vakrangee Ltd.	1,925,411
		19,181,609
	LUXEMBOURG – 1.5%
450,000	L'Occitane International S.A.	1,041,427

	MALAYSIA – 1.0%
479,400	Globetronics Technology BHD	689,299

	MEXICO – 9.9%
225,000	Banregio Grupo Financiero S.A.B. de C.V.	1,478,093
443,800	Bolsa Mexicana de Valores S.A.B. de C.V.	764,076
93,700	Gruma S.A.B. de C.V. - Class B	1,294,194
245,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,550,853

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
961,000	Qualitas Controladora S.A.B. de C.V.	$1,596,763
		6,683,979
	PHILIPPINES – 5.9%
7,300,000	D&L Industries, Inc.	1,773,382
1,200,000	Puregold Price Club, Inc.	1,121,284
330,000	Universal Robina Corp.	1,052,617
		3,947,283
	POLAND – 1.2%
7,522	AmRest Holdings S.E.*	773,684

	ROMANIA – 2.3%
2,048,310	Banca Transilvania S.A.*	1,541,922

	SOUTH AFRICA – 5.3%
130,000	AVI Ltd.	966,704
147,000	Clicks Group Ltd.	1,666,714
107,844	Famous Brands Ltd.	954,149
		3,587,567
	SOUTH KOREA – 7.6%
8,200	Hanssem Co., Ltd.	1,289,517
22,200	Koh Young Technology, Inc.	1,273,143
11,000	Loen Entertainment, Inc.	880,747
38,000	Vieworks Co., Ltd.	1,664,088
		5,107,495
	TAIWAN – 13.5%
43,000	ASPEED Technology, Inc.	996,682
300,000	Chroma ATE, Inc.	947,773
52,979	Cub Elecparts, Inc.	658,250
100,000	Dr Wu Skincare Co., Ltd.	544,638
184,800	Gourmet Master Co., Ltd.	2,163,192
258,000	Hota Industrial Manufacturing Co., Ltd.	1,180,822
300,000	Lida Holdings Ltd.*	1,117,895
21,210	Poya International Co., Ltd.	270,433
71,000	Voltronic Power Technology Corp.	1,217,481
		9,097,166
	THAILAND – 4.4%
1,800,000	Forth Smart Service PCL	1,065,617
800,000	Mega Lifesciences PCL	673,655
2,000,000	Taokaenoi Food & Marketing PCL	1,208,408
		2,947,680

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM – 2.9%
441,974	Mobile World Investment Corp.	$1,954,476

	TOTAL COMMON STOCKS (Cost $48,519,106)	65,198,292

Principal Amount

	SHORT-TERM INVESTMENTS – 3.1%
$2,103,810	UMB Money Market Fiduciary, 0.010%[2]	2,103,810

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,103,810)	2,103,810

	TOTAL INVESTMENTS – 100.0% (Cost $50,622,916)	67,302,102
	Other Assets in Excess of Liabilities – 0.0%	29,963

	TOTAL NET ASSETS – 100.0%	$67,332,065

PCL – Public Company Limited

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,825,636.

[2]	The rate is the annualized seven-day yield at period end.
[3]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[4]	Illiquid Security. The total illiquid securities represent 0.00% of Net Assets.

See accompanying Notes to Schedule of Investments.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.2%
	GOLD MINING – 43.0%
90,120	Agnico Eagle Mines Ltd.	$4,209,505
150,000	B2Gold Corp.*1	376,564
1,404,600	B2Gold Corp. *	3,539,592
184,000	Eldorado Gold Corp.	390,080
650,000	GoGold Resources, Inc.*1	291,947
1,117,000	Gold Fields Ltd. - ADR	4,456,830
254,980	Goldcorp, Inc.	3,347,887
40,000	Guyana Goldfields, Inc.*1	154,315
100,000	Kinross Gold Corp.*	412,000
100,000	Leagold Mining Corp.*1	223,773
1,455,000	Mandalay Resources Corp.[1]	455,125
1,237,990	New Gold, Inc.*	4,147,267
530,000	OceanaGold Corp.[1]	1,449,551
20,000	Pretium Resources, Inc.*	192,200
40,000	Pretium Resources, Inc.*1	384,344
44,000	Randgold Resources Ltd. - ADR	4,089,360
248,095	Richmont Mines, Inc.*	2,071,593
10,000	Richmont Mines, Inc.*1	83,333
29,000	Torex Gold Resources, Inc.*1	528,690
600,000	Yamana Gold, Inc.	1,560,000
		32,363,956
	ROYALTY COMPANIES – 23.9%
80,096	Franco-Nevada Corp. [1]	5,803,756
5,000,000	Metalla Royalty & Streaming Ltd.*1, 2, 5	2,165,544
45,000	Osisko Gold Royalties Ltd.	578,250
323,120	Osisko Gold Royalties Ltd. [1]	4,149,143
56,200	Royal Gold, Inc.	4,870,292
20,000	Wheaton Precious Metals Corp.	406,200
		17,973,185
	PRECIOUS METALS DEVELOPMENTAL – 7.4%
2,135,170	Almaden Minerals Ltd. - Class B*	2,519,501
430,000	Almaden Minerals Ltd. - Class B *1	510,427
136,017	Almaden Minerals Ltd. - Class B *1, 2	161,457
1,413,000	Sunridge Gold Corp.*1, 3	27,199
2,813,567	Vista Gold Corp.*	2,371,274
		5,589,858
	PRECIOUS METALS EXPLORATION – 16.5%
804,982	Almadex Minerals Ltd.*1	736,028
200,000	Azimut Exploration, Inc.*1, 2	44,915
1,000,000	Evrim Resources Corp.*1	192,493
1,851,151	Evrim Resources Corp.*1, 2	356,333
1,200,000	Irving Resources, Inc.*1, 2	962,464

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
5,980,000	Medgold Resources Corp.*1, 2 ,5	$923,284
1,430,600	Midland Exploration, Inc.*1, 5	1,078,572
3,313,500	Midland Exploration, Inc.*1, 2, 5	2,498,147
1,080,000	Millrock Resources, Inc.*1, 2	298,845
7,636,000	Miranda Gold Corp.*1, 5	489,958
638,400	Mirasol Resources Ltd.*1	834,610
746,785	Mirasol Resources Ltd.*1, 2	976,307
825,000	Novo Resources Corp.*1, 2	1,654,235
2,966,400	Revelo Resources Corp.*1	107,065
2,050,000	Revelo Resources Corp.*1, 2	73,990
773,500	Riverside Resources, Inc.*1	214,034
6,080,354	Skeena Resources Ltd.*1	268,222
10,358,646	Skeena Resources Ltd.*1, 2	456,950
210,000	Tri Origin Exploration Ltd.*1, 5	6,737
8,590,000	Tri Origin Exploration Ltd.*1, 2, 5	275,586
		12,448,775
	SILVER: EXPLORATION AND MINING – 5.1%
528,266	Fortuna Silver Mines, Inc.*	2,636,047
979,500	Golden Arrow Resources Corp.*1	502,791
41,500	Pan American Silver Corp.	699,275
		3,838,113
	DIVERSIFIED EXPLORATION AND MINING – 1.3%
377,000	Nevsun Resources Ltd.[1]	1,019,001

	TOTAL COMMON STOCKS (Cost $63,395,259)	73,232,888

	WARRANTS – 1.8%
	DIVERSIFIED EXPLORATION AND MINING – 0.0%
177,300	Lara Exploration Ltd., Expiration Date: August 18, 2018*1, 2, 3	—

	SILVER: EXPLORATION AND MINING – 0.0%
325,000	Golden Arrow Resources Corp., Expiration Date: January 28, 2019*1, 2, 3	—

	PRECIOUS METALS DEVELOPMENTAL – 0.0%
68,008	Almaden Minerals Ltd., Expiration Date: June 1, 2020*1, 2, 3	—

	PRECIOUS METALS EXPLORATION – 1.8%
100,000	Azimut Exploration, Inc., Expiration Date: July 22, 2018*1, 2, 3	—
100,739	Callinex Mines, Inc., Expiration Date: November 22, 2019*1, 2, 3	—
750,000	Evrim Resources Corp., Expiration Date: December 16, 2020*1, 2, 3	—
925,575	Evrim Resources Corp., Expiration Date: May 19, 2020*1, 2, 3	—
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 3	—
600,000	Irving Resources, Inc., Expiration Date: November 10, 2019*1, 2, 3	214,148
2,638,000	Kilo Goldmines Ltd., Expiration Date: August 25, 2018*1, 2, 3	—
2,900,000	Medgold Resources Corp., Expiration Date: October 12, 2017*1, 2, 3	98,853

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
2,400,000	Midland Exploration, Inc., Expiration Date: May 3, 2018*1, 2, 3	$—
1,080,000	Millrock Resources, Inc., Expiration Date: May 25, 2019*1, 2, 3	—
4,970,000	Miranda Gold Corp., Expiration Date: June 23, 2021*1, 2, 3	—
417,000	Osisko Mining, Inc., Expiration Date: February 3, 2019*1, 2, 3	1,015,075
1,025,000	Revelo Resources Corp., Expiration Date: July 18, 2018*1, 2, 3	—
3,125,000	Skeena Resources, Inc., Expiration Date: July 8, 2019*1, 2, 3	—
500,000	Thunderstruck Resources Ltd., Expiration Date: November 29, 2019*1, 2, 3	—
1,795,000	Tri Origin Exploration Ltd., Expiration Date: April 20, 2018*1, 2, 3	—
5,000,000	Tri Origin Exploration Ltd., Expiration Date: October 7, 2017*1, 2, 3	—
		1,328,076
	TOTAL WARRANTS (Cost $—)	1,328,076

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	Goldcorp, Inc.
50	Exercise Price: $17, Expiration Date: January 19, 2018*	1,000
	Yamana Gold, Inc.
200	Exercise Price: $5, Expiration Date: January 19, 2018*	1,400

	TOTAL CALL OPTIONS (Cost $25,220)	2,400

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $25,220)	2,400

Principal Amount

	SHORT-TERM INVESTMENTS – 2.2%
$1,681,643	UMB Money Market Fiduciary, 0.010%[4]	1,681,643

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,681,643)	1,681,643

	TOTAL INVESTMENTS – 101.2% (Cost $65,102,122)	76,245,007
	Liabilities in Excess of Other Assets – (1.2)%	(903,211)

	TOTAL NET ASSETS – 100.0%	$75,341,796

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

[2]
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 16.16% of Net Assets.

[3]	Fair value under procedures established by the Board of Trustees, represents 1.80% of Net Assets.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Affiliated company.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund is authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund

Cost of investments	$66,517,936	$50,119,084	$66,632,823	$50,622,916	$69,433,912

Gross unrealized appreciation	$7,496,209	$824,708	$4,909,564	$18,499,474	$14,117,969
Gross unrealized depreciation	(7,406,516)	(6,140,716)	(6,191,095)	(1,820,288)	(7,306,874)
Net unrealized appreciation/(depreciation) on investments	$89,693	$(5,316,008)	$(1,281,531)	$16,679,186	$6,811,095

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2017, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]
Basic Materials	$14,616,199	$-	$-	$14,616,199
Communications	16,033,445	-	-	16,033,445
Consumer, Non-cyclical	23,959,760	-	-	23,959,760
Energy	3,628,126	-	-	3,628,126
Utilities	2,259,213	-	-	2,259,213
Short-Term Investments	6,110,886	-	-	6,110,886
Total Investments	$66,607,629	$-	$-	$66,607,629

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Bonds
Basic Materials	-	2,358,821	-	2,358,821
Communications	-	1,256,844	-	1,256,844
Consumer, Cyclical	-	1,480,196	-	1,480,196
Consumer, Non-cyclical	-	5,234,885	-	5,234,885
Diversified	-	758,073	-	758,073
Financial	-	5,031,258	-	5,031,258
Government	-	23,934,657	-	23,934,657
Utilities	-	369,555	-	369,555
Short-Term Investments	4,378,787	-	-	4,378,787	-
Total Investments	$4,378,787	$40,424,289	$-	$44,803,076

International Dividend Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$1,930,981	$-	$-	$1,930,981
Communications	20,338,997	-	-	20,338,997
Consumer, Cyclical	2,414,000	-	-	2,414,000
Consumer, Non-cyclical	20,277,164	-	-	20,277,164
Energy	7,034,860	-	-	7,034,860
Financial	1,902,321	2,079,479	-	3,981,800
Utilities	4,862,258	-	-	4,862,258
Short-Term Investments	4,511,232	-	-	4,511,232
Total Investments	$63,271,813	$2,079,479	$-	$65,351,292

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$1,487,161	$-	$1,487,161
Communications	-	1,977,710	-	1,977,710
Consumer, Cyclical	6,677,903	9,635,515	-	16,313,418
Consumer, Non-cyclical	3,678,433	15,445,352	-	19,123,785
Diversified	966,704	-	-	966,704
Financial	5,380,854	4,249,352	-	9,630,206
Industrial	4,029,623	8,058,293	-	12,087,916
Technology	-	3,611,392	-	3,611,392
Short-Term Investments	2,103,810	-	-	2,103,810
Total Investments	$22,837,327	$44,464,775	$-	$67,302,102

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Gold Mining	$32,363,956	$-	$-	$32,363,956
Royalty Companies	15,807,641	2,165,544	-	17,973,185
Precious Metals Developmental	5,401,202	161,457	27,199	5,589,858
Precious Metals Exploration	3,927,719	8,521,056	-	12,448,775
Silver: Exploration and Mining	3,838,113	-	-	3,838,113
Diversified Exploration and Mining	1,019,001	-	-	1,019,001
Warrants
Diversified Exploration and Mining	-	-	-	-
Silver: Exploration and Mining	-	-	-	-
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	1,328,076	1,328,076
Purchased Call Options Contracts	1,000	1,400	-	2,400
Short-Term Investments	1,681,643	-	-	1,681,643
Total Investments	$64,040,275	$10,849,457	$1,355,275	$76,245,007

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the schedule of investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. International Value Fund and International Bond Fund had no transfers between Levels at period end. Transfers between Level 1 and Level 2 in the International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund relate to the use of systematic fair valuation and some foreign markets being closed on July 31, 2017. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2016 to July 31, 2017, represented by recognizing the July 31, 2017 market value of securities:

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Transfers into Level 1	$-	$6,459,229	$-
Transfers out of Level 1	(2,079,479)	(3,510,168)	(1,400)
Net transfers in (out) of Level 1	$(2,079,479)	$2,949,061	$(1,400)

Transfers into Level 2	$2,079,479	$3,510,168	$1,400
Transfers out of Level 2	-	(6,459,229)	-
Net transfers in (out) of Level 2	$2,079,479	$(2,949,061)	$1,400

Transfers into Level 3	$-	$-	$-
Transfers out of Level 3	-	-	-
Net transfers in (out) of Level 3	$-	$-	$-

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund – Common Stocks	Gold Fund - Warrants
Beginning balance October 31, 2016	$-	$-	$42,138	$596,559
Transfers into Level 3 during the period	-	-	-	214,148
Transfers out of Level 3 during the period	-	-	-	(32,487)
Total realized gain/(loss)	-	-	-	-
Total unrealized appreciation/(depreciation)	-	-	(14,939)	549,856
Net purchases	-	-	-	-
Net sales	-	-	-	-
Balance as of July 31, 2017	$-	$-	$27,199	$1,328,076

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2017:

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

	Fair Value July 31, 2017	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
International Bond Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease
Emerging Markets Small Companies Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease
Gold Fund - Warrants	$1,328,076	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$27,199	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

(1)
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Gold Fund
Medgold Resources Corp.	$872,115	$64,545	$(89,569)	$40,285	$35,908	$923,284	$-
Metalla Royalty & Streaming Ltd.	-	1,338,206	-	-	827,338	2,165,544	-
Midland Exploration, Inc.	3,639,857	174,420	-	-	(237,558)	3,576,719	-
Miranda Gold Corp.	519,078	-	(6,775)	(11,408)	(10,937)	489,958	-
Tri Origin Exploration Ltd.	405,726	-	(8,305)	(1,891)	(113,207)	282,323	-
	5,436,776	1,577,171	(104,649)	26,986	501,544	7,437,828	-
Evrim Resources Corp.(1)	592,418	468,260	(344,609)	(267,312)	100,069	548,826	-
Mirasol Resources Ltd.(1)	2,497,144	46,939	(131,360)	6,335	(608,141)	1,810,917	-
Total	$8,526,338	$2,092,370	$(580,618)	$(233,991)	$(6,528)	$9,797,571	$-

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Gold Fund
Medgold Resources Corp.	6,156,666	540,000	(716,666)	-	5,980,000
Metalla Royalty & Streaming Ltd.(2)	-	11,666,667	-	(6,666,667)	5,000,000
Midland Exploration, Inc.	4,520,500	223,600	-	-	4,744,100
Miranda Gold Corp.	7,736,000	-	(100,000)	-	7,636,000
Tri Origin Exploration Ltd.	9,070,000	-	(270,000)	-	8,800,000
	27,483,166	12,430,267	(1,086,666)	(6,666,667)	32,160,100
Evrim Resources Corp.(1)	2,943,000	2,101,151	(2,193,000)	-	2,851,151
Mirasol Resources Ltd.(1)	1,425,285	50,000	(90,100)	-	1,385,185
Total	31,851,451	14,581,418	(3,369,766)	(6,666,667)	36,396,436

(1)	No longer affiliated as of July 31, 2017.
(2)	Included in sales is a 1 for 3 reverse stock split, with an ex-date of December 7, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/17

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/17

*	Print the name and title of each signing officer under his or her signature.